Property, Equipment And Software - Schedule of property, equipment and software, net (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 48,612	$ 6,881	¥ 47,867	$ 6,775	¥ 36,049
Less: accumulated depreciation and amortization	(23,312)	(3,300)	(18,221)	(2,579)	(8,390)
Net book value	25,300	3,581	29,646	4,196	27,659
Construction in process	1,325	188	423	60
Total net book value of property, equipment and software	26,625	3,769	30,069	4,256	27,659
Laboratory Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	24,634	3,487	24,265	3,434	20,796
Leasehold improvement [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	12,222	1,730	11,856	1,678	10,271
Software [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	10,230	1,448	10,220	1,447	3,632
Office furniture and equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 1,526	$ 216	¥ 1,526	$ 216	¥ 1,350